Parties-in-Interest - Additional Information (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value	$ 149,016,935	$ 143,269,912
Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of Shares	50,510	80,203
Fair Value	$ 909,685	$ 1,691,481
Purchase of company stock	157,181
Sale of company stock	786,152
Dividend income	$ 62,300